Investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Additions and subscriptions	€ 662	€ 275
Divestments and reimbursements	385	4
Share of loss of equity-accounted investments	1,294	1,733
Deduction for dividends	€ 627	314
Percentage of reasonable changes in cost of capital	1.00%
Payment of advances for the purchase of equity investments	€ 120
Change in the fair value with effect to OCI	105	24
Other investments	1,294	957	€ 929
Nigeria LNG Ltd
Investments
Other investments	637	579
Saudi European Petrochemical Co
Investments
Other investments	124	115
Novamont SpA
Investments
Change in the fair value with effect to OCI	106
Other investments	183	€ 77
Associates | Angola LNG Ltd
Investments
Divestments and reimbursements	130
Associates | Abu Dhabi Oil Refining Co (Takreer)
Investments
Share of loss of equity-accounted investments	362
Joint ventures | UK Dogger Bank
Investments
Additions and subscriptions	€ 480
Proportion of ownership interest acquired	20.00%
Joint ventures | Union Fenosa Gas SA
Investments
Divestments and reimbursements	€ 232
Joint ventures | Saipem SpA
Investments
Share of loss of equity-accounted investments	752
Joint ventures | Cardon IV SA
Investments
Share of loss of equity-accounted investments	€ 78
Proportion of ownership interest in joint venture	50.00%
Joint ventures | Petro Junin SA
Investments
Share of loss of equity-accounted investments	€ 51
Joint ventures | Var Energi AS
Investments
Deduction for dividends	561
Joint ventures | Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Investments
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	487
Joint ventures | Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Investments
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	€ 483